Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000009552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.21%
C000009552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.05%
C000009552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
C000009552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000009552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
C000009551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.21%
C000009551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.05%
C000009551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
C000009551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
C000009551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%